Investment Portfolioas of December 31, 2022 (Unaudited)
DWS GNMA Fund
	Principal Amount ($)	Value ($)

Government National Mortgage Association 91.2%
Government National Mortgage Association:
2.0%, with various maturities from 8/20/2050 until 1/1/2053 (a)	141,399,845	118,330,899
2.5%, with various maturities from 8/20/2050 until 1/1/2053 (a)	209,971,312	181,842,496
3.0%, with various maturities from 9/15/2042 until 1/1/2053 (a)	142,966,883	127,872,372
3.5%, with various maturities from 11/20/2041 until 12/20/2051	146,266,038	136,895,253
4.0%, with various maturities from 8/20/2040 until 1/1/2053 (a)	84,702,290	80,482,644
4.25%, with various maturities from 5/15/2041 until 9/15/2041	421,511	416,157
4.49%, with various maturities from 6/15/2041 until 7/15/2041	297,176	296,261
4.5%, with various maturities from 8/15/2039 until 1/1/2053 (a)	91,107,702	88,561,985
4.55%, 1/15/2041	505,027	504,885
4.625%, 5/15/2041	199,815	200,287
5.0%, with various maturities from 3/20/2029 until 1/1/2053 (a)	55,712,218	55,624,504
5.5%, with various maturities from 1/15/2034 until 6/15/2042	23,704,248	24,554,481
6.0%, 8/20/2023	2,243	2,238
6.5%, with various maturities from 6/20/2032 until 3/20/2039	4,336,884	4,626,896
7.5%, with various maturities from 10/20/2023 until 8/20/2032	44,155	46,964
Total Government National Mortgage Association (Cost $883,234,519)		820,258,322

Asset-Backed 6.7%
Automobile Receivables 4.7%
AmeriCredit Automobile Receivables Trust, “A2”, Series 2021-2, 0.26%, 11/18/2024	134,195	133,913
Flagship Credit Auto Trust, “A”, Series 2020-3, 144A, 0.7%, 4/15/2025	71,401	71,305
GLS Auto Receivables Issuer Trust, “A”, Series 2021-4A, 144A, 0.84%, 7/15/2025	8,320,023	8,206,777
GMF Floorplan Owner Revolving Trust, “B”, Series 2019-2, 144A, 3.1%, 4/15/2026	19,000,000	18,393,752
Santander Retail Auto Lease Trust, “A3”, Series 2020-B, 144A, 0.57%, 4/22/2024	15,139,324	14,855,083
World Omni Select Auto Trust, “A2”, Series 2021-A, 0.29%, 2/18/2025	331,980	331,317
		41,992,147
Credit Card Receivables 1.6%
Citibank Credit Card Issuance Trust, “A6”, Series 2017-A6, 1-month USD-LIBOR + 0.77%, 5.062% (b), 5/14/2029	15,000,000	14,719,790
Miscellaneous 0.4%
Dell Equipment Finance Trust, “A2”, Series 2021-1, 144A, 0.33%, 5/22/2026	154,577	154,188
MVW Owner Trust, “A”, Series 2019-1A, 144A, 2.89%, 11/20/2036	3,814,746	3,594,249
		3,748,437
Total Asset-Backed (Cost $61,780,902)		60,460,374

Commercial Mortgage-Backed Securities 0.5%
FHLMC Multifamily Structured Pass-Through Certificates, “A2”, Series K150, 3.71%, 9/25/2032 (Cost $4,522,550)	5,000,000	4,680,335

Collateralized Mortgage Obligations 8.3%
Chase Home Lending Mortgage Trust, “A11”, Series 2019-ATR1, 144A, 1-month USD- LIBOR + 0.95%, 4.994% (b), 4/25/2049	728,185	706,284
CIM Trust, “A4”, Series 2018-INV1, 144A, 4.0%, 8/25/2048	1,597,109	1,490,833

Federal Home Loan Mortgage Corp.:
“CZ”, Series 4113, 3.0%, 9/15/2042	1,399,632	1,185,960
“PZ”, 3.0%, 11/25/2051	4,871,694	3,364,099
“IJ”, Series 4472, Interest Only, 6.0%, 11/15/2043	5,055,307	990,563
Federal National Mortgage Association:
“AY”, Series 2013-6, 2.0%, 2/25/2043	1,244,000	864,430
“LZ”, Series 2013-6, 3.5%, 2/25/2043	1,036,623	832,443
“FE”, Series 2018-94, 1-month USD-LIBOR + 0.4%, 4.789% (b), 1/25/2049	731,253	706,787
“UI”, Series 2010-126, Interest Only, 5.5%, 10/25/2040	4,557,516	642,325
“IO2”, Series 2007-W8, Interest Only, 6.0%, 9/25/2037	122,708	26,968
“HI”, Series 2010-2, Interest Only, 6.5%, 2/25/2040	2,137,532	504,775
Government National Mortgage Association:
“QA”, Series 2021-66, 1.0%, 3/20/2050	1,188,777	902,903
“S”, Series 2013-134, Interest Only, 5.6% minus 1-month USD-LIBOR, 1.247% (b), 9/20/2043	7,859,663	551,887
“QE”, Series 2021-159, 2.0%, 9/20/2051	10,354,397	8,738,008
“SG”, Series 2017-60, Interest Only, 6.47% minus 1-month USD-LIBOR, 2.117% (b), 2/20/2038	8,576,530	886,115
“SD”, Series 2017-60, Interest Only, 6.52% minus 1-month USD-LIBOR, 2.167% (b), 2/20/2038	5,114,880	513,261
“WZ”, Series 2013-182, 2.5%, 12/20/2043	11,726,547	10,418,384
“QB”, Series 2017-180, 2.5%, 12/20/2047	1,174,000	963,344
“CI”, Series 2015-74, Interest Only, 3.0%, 10/16/2039	2,564,712	124,317
“Q”, Series 2015-141, 3.0%, 7/20/2045	3,623,696	3,322,435
“AY”, Series 2022-154, 3.0%, 5/20/2046	5,396,792	4,829,091
“JZ”, Series 2017-110, 3.0%, 7/20/2047	4,116,734	3,302,377
“EA”, Series 2018-5, 3.0%, 10/20/2047	3,094,596	2,823,988
“XZ”, Series 2020-122, 3.0%, 8/20/2050	337,811	205,970
“AC”, Series 2020-191, 3.0%, 12/20/2050	5,590,070	5,032,544
“EY”, Series 2022-50, 3.0%, 3/20/2052	4,373,154	3,385,131
“DI”, Series 2014-102, Interest Only, 3.5%, 7/16/2029	621,791	20,905
“JI”, Series 2013-10, Interest Only, 3.5%, 1/20/2043	7,288,302	1,087,624
“ZG”, Series 2015-99, 3.5%, 7/20/2045	907,130	835,981
“Z”, Series 2022-121, 3.5%, 7/20/2052	4,024,148	3,083,811
“ZC”, Series 2003-86, 4.5%, 10/20/2033	289,498	285,536
“UZ”, Series 2010-37, 5.0%, 3/20/2040	1,955,688	1,961,019
“PC”, Series 2003-19, 5.5%, 3/16/2033	556,072	556,072
“Z”, Series 2006-12, 5.5%, 3/20/2036	162,964	168,054
“DZ”, Series 2009-106, 5.5%, 11/20/2039	297,280	312,509
“IA”, Series 2012-64, Interest Only, 5.5%, 5/16/2042	2,959,984	558,636
“CI”, Series 2009-42, Interest Only, 6.0%, 8/16/2035	217,516	50,362
“IP”, Series 2009-118, Interest Only, 6.5%, 12/16/2039	270,877	64,557
JPMorgan Mortgage Trust:
“A6”, Series 2021-6, 144A, 2.5%, 10/25/2051	2,497,559	2,199,407
“A11”, Series 2021-1, 144A, 30-day average SOFR + 0.65%, 4.171% (b), 6/25/2051	3,736,394	3,382,556
“A11”, Series 2020-2, 144A, 1-month USD-LIBOR + 0.8%, 4.844% (b), 7/25/2050	926,773	850,996
“A11”, Series 2019-9, 144A, 1-month USD-LIBOR + 0.9%, 4.944% (b), 5/25/2050	1,637,678	1,513,518
Total Collateralized Mortgage Obligations (Cost $82,813,883)		74,246,765

U.S. Government Agency Sponsored Pass-Throughs 7.4%
Federal Home Loan Mortgage Corp., 5.0%, 9/1/2052	6,884,128	6,806,611

Federal National Mortgage Association:
2.0% 12/1/2051	23,087,301	18,875,642
2.0% 1/1/2052	19,125,885	15,605,475
2.0%, 1/1/2053 (a)	20,000,000	16,275,200
2.5%, 11/1/2051	8,524,338	7,258,064
5.0%, 7/1/2044	1,304,817	1,314,675
Total U.S. Government Agency Sponsored Pass-Throughs (Cost $73,400,279)		66,135,667

Short-Term U.S. Treasury Obligations 1.6%
U.S. Treasury Bills:
1.897% (c), 4/20/2023 (d)	2,172,000	2,143,682
1.973% (c), 4/20/2023 (e)	1,000,000	986,962
4.417% (c), 10/5/2023 (f)	6,000,000	5,797,279
4.484% (c), 11/2/2023 (f)	6,000,000	5,772,296
Total Short-Term U.S. Treasury Obligations (Cost $14,721,726)		14,700,219

	Shares	Value ($)

Cash Equivalents 24.3%
DWS Central Cash Management Government Fund, 4.2% (g) (Cost $218,135,993)	218,135,993	218,135,993

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,338,609,852)	140.0	1,258,617,675
Other Assets and Liabilities, Net	(40.0)	(359,697,618)
Net Assets	100.0	898,920,057
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended December 31, 2022 are as follows:
Value ($) at 9/30/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 12/31/2022	Value ($) at 12/31/2022
Cash Equivalents 24.3%
DWS Central Cash Management Government Fund, 4.2% (g)
213,513,796	100,554,482	95,932,285	—	—	2,216,137	—	218,135,993	218,135,993

(a)	When-issued, delayed delivery or forward commitment securities included.
(b)
Variable or floating rate security. These securities are shown at their current rate as of December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(c)	Annualized yield at time of purchase; not a coupon rate.
(d)	At December 31, 2022, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	At December 31, 2022, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(f)	At December 31, 2022, this security has been pledged, in whole or in part, to cover collateral requirements for open MBS forward commitments.
(g)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

SOFR: Secured Overnight Financing Rate
LIBOR: London Interbank Offered Rate, the benchmark rate for certain floating rate securities, has been phased out as of the end of 2021 for most maturities and currencies, although certain widely used US Dollar LIBOR rates are expected to continue to be published through June 2023 to assist with the transition. The transition process from LIBOR towards its expected replacement reference rate with the Secured Overnight Financing Rate (SOFR) for US Dollar LIBOR rates has become increasingly well defined, especially following the signing of the federal Adjustable Interest Rate (LIBOR) Act in March 2022 , and the adoption of implementing regulations in December 2022, which will replace LIBOR-based benchmark rates in instruments with no, or insufficient, alternative rate-setting provisions with a SOFR-based rate following the cessation of LIBOR. However, the Fund or the instruments in which the Fund invests may be adversely affected by the phase out by, among other things, increased volatility or illiquidity.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At December 31, 2022, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
3 Year U.S. Treasury Note	USD	3/31/2023	376	78,575,889	78,792,563	(216,674)
Ultra Long U.S. Treasury Bond	USD	3/22/2023	60	8,176,715	8,058,750	117,965
Total net unrealized depreciation						(98,709)
At December 31, 2022, open interest rate swap contracts were as follows:
Centrally Cleared Swaps
Cash Flows Paid by the Fund/ Frequency	Cash Flows Received by the Fund/ Frequency	Effective/ Expiration Date	Notional Amount ($)	Currency	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)
Fixed — 0.25% Semi-Annually	Floating — 3-Month LIBOR Quarterly β	3/16/2021/ 3/16/2023	104,100,000	USD	1,129,581	1,006	1,128,575
Fixed — 0.45% Semi-Annually	Floating — 3-Month LIBOR Quarterly β	3/16/2021/ 3/16/2024	23,100,000	USD	1,271,447	(221)	1,271,668
Fixed — 2.179% Semi-Annually	Floating — 3-Month LIBOR Quarterly β	5/21/2019/ 2/21/2023	15,800,000	USD	54,137	—	54,137
Total unrealized appreciation							2,454,380

β	3-month LIBOR rate as of December 31, 2022 is 4.767%.
Currency Abbreviation(s)

USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Government National Mortgage Association	$—	$820,258,322	$—	$820,258,322
Asset-Backed (a)	—	60,460,374	—	60,460,374
Commercial Mortgage-Backed Securities	—	4,680,335	—	4,680,335
Collateralized Mortgage Obligations	—	74,246,765	—	74,246,765
U.S. Government Agency Sponsored Pass-Throughs	—	66,135,667	—	66,135,667
Short-Term U.S. Treasury Obligations	—	14,700,219	—	14,700,219
Short-Term Investments	218,135,993	—	—	218,135,993
Derivatives (b)
Futures Contracts	117,965	—	—	117,965
Interest Rate Swap Contracts	—	2,454,380	—	2,454,380
Total	$218,253,958	$1,042,936,062	$—	$1,261,190,020

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(216,674)	$—	$—	$(216,674)
Total	$(216,674)	$—	$—	$(216,674)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and interest rate swap contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2022 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Swap Contracts	Futures Contracts
Interest Rate Contracts	$ 2,454,380	$ (98,709)
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
GNMA-PH1
R-080548-2 (1/25)